Investment Objectives and Goals - Allspring Taxable Fixed Income Funds - Classes A, C, Administrator and Institutional - Income Plus Fund	Sep. 30, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of a high level of current income and capital appreciation.